Fair Value - Summary of fair value measurement of assets (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Initial balance as of January 1	S/ 16,908,064
Balance as of December 31	21,713,926	S/ 16,908,064
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Initial balance as of January 1	487,352	407,957
Purchases	155,198	222,098
Sales	(272,711)	(150,575)
Total gain recognized on the consolidated statement of income	145,083	7,872
Balance as of December 31	S/ 514,922	S/ 487,352